FINANCIAL INSTRUMENTS - Summary of Fair Value Adjustments (Details) - Risk-related: - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Fair value adjustments	£ 12	£ 15
- Bid-offer and trade specific adjustments
Disclosure of financial assets [line items]
Fair value adjustments	8	9
- Uncertainty
Disclosure of financial assets [line items]
Fair value adjustments	3	4
- Credit risk adjustment
Disclosure of financial assets [line items]
Fair value adjustments	1	1
- Funding fair value adjustment
Disclosure of financial assets [line items]
Fair value adjustments	£ 0	£ 1